CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Unrealized gain on available-for-sale investments and others	¥ 2,255	¥ 7,096	¥ 0